Convertible Instruments and Equity (Details) - Schedule of convertible preferred stock - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	[1]	Dec. 31, 2019
Conversion of Stock [Line Items]
Authorized Shares	60,274,078	60,274,078		60,274,078
Outstanding Shares	58,554,536
Carry Value (in Dollars)	$ 45,932
Series Seed [Member]
Conversion of Stock [Line Items]
Authorized Shares	4,000,000
Outstanding Shares	4,000,000
Carry Value (in Dollars)	$ 100
Series Seed – 1 [Member]
Conversion of Stock [Line Items]
Authorized Shares	4,662,290
Outstanding Shares	4,662,290
Carry Value (in Dollars)	$ 2,686
Series Seed – 2 [Member]
Conversion of Stock [Line Items]
Authorized Shares	8,484,214
Outstanding Shares	8,311,455
Carry Value (in Dollars)	$ 5,740
Series Seed – 3 [Member]
Conversion of Stock [Line Items]
Authorized Shares	2,693,316
Outstanding Shares	2,693,316
Carry Value (in Dollars)	$ 1,922
Series Seed – 4 [Member]
Conversion of Stock [Line Items]
Authorized Shares	941,868
Outstanding Shares	941,868
Carry Value (in Dollars)	$ 750
Series A-1 [Member]
Conversion of Stock [Line Items]
Authorized Shares	18,610,884
Outstanding Shares	18,610,884
Carry Value (in Dollars)	$ 9,887
Series A-2 [Member]
Conversion of Stock [Line Items]
Authorized Shares	20,881,506
Outstanding Shares	19,334,723
Carry Value (in Dollars)	$ 24,847

[1]	See liquidation preference for the respective redemption rates.